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      STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- MAY 14, 2010*

FUND (SAI DATE)                                                                      FORM #
RiverSource Balanced Fund (4/1/10)                                                 S-6500 CJ
RiverSource Diversified Bond Fund (4/1/10)                                         S-6500 CJ
RiverSource High Yield Bond Fund (4/1/10)                                          S-6500 CJ


Effective May 27, 2010, Table 19. Portfolio Managers, is revised as follows for the funds listed above:

Reporting provided as of fiscal year end, unless otherwise noted:


                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT(a)        ASSETS          ACCOUNTS(b)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource High Jennifer Ponce de    4 RICs               $5.49 billion   None                 None
Yield Bond       Leon(c)              1 PIV                $9.56 million
                                      28 other accounts    $4.89 billion                                         (4)         (A)
                 --------------------------------------------------------------------------------------------
                 Brian Lavin(c)       2 RICs               $2.92 billion   None                 None
                                      1 PIV                $9.56 million
                                      4 other account      $1.78 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Tom Murphy           6 RICs               $6.26 billion   3 RICs ($916.13 M)   $10,001 -
Diversified Bond                      2 PIVs               $826.67 million                      $50,000
                                      14 other accounts    $12.60 billion
                 --------------------------------------------------------------------------------------------
                 Jennifer Ponce de    4 RICs               $5.49 billion   None                 $10,001 -        (4)         (A)
                 Leon(c)              1 PIV                $9.56 million                        $50,000
                                      28 other accounts    $4.89 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren(d)    17 RICs              $1.59 billion   None                 $100,001 -
                                      15 other accounts    $203.49 million                      $500,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDED SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced         Steve Schroll        12 RICs              $13.73 billion  8 RICs ($13.23 B)    None
                                      2 PIVs               $48.35 million
                                      18 other accounts(f) $2.42 billion
                 --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $13.73 billion  8 RICs ($13.23 B)    $1 -
                                      2 PIVs               $48.35 million                       $10,000                      (E)
                                      16 other accounts(f) $2.42 billion
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $13.73 billion  8 RICs ($13.23 B)    None
                                      2 PIVs               $48.35 million
                                      21 other accounts(f) $2.42 billion                                         (4)
                 --------------------------------------------------------------------------------------------           ------------
                 Tom Murphy           6 RICs               $10.40 billion  2 RICs ($729.4 M)    None
                                      2 PIVs               $835.61 million
                                      18 other accounts    $15.33 billion
                 --------------------------------------------------------------------------------------------
                 Jennifer Ponce de    4 RICs               $5.49 billion   None                 None                         (A)
                 Leon(c)              1 PIV                $9.56 million
                                      28 other accounts    $4.89 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren(d)    17 RICs              $1.59 billion   None                 None
                                      15 other accounts    $203.49 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Colin Lundgren       16 RICs              $1.24 billion   None                 None             (4)         (A)
Strategic                             14 other accounts    $1.22 billion
Income
Allocation
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo     2 other accounts     $0.04 million   None                 $1 -             (4)         (A)
                                                                                                $10,000
                 --------------------------------------------------------------------------------------------
                 Brian Lavin(c)       2 RICs               $2.92 billion   None                 None
                                      1 PIV                $9.56 million
                                      4 other account      $1.78 million
                 --------------------------------------------------------------------------------------------
                 Laura A.             4 RICs               $2.2 billion    None                 None             (3)         (C)
                 Ostrander(e)         10 other accounts    $1.7 million
------------------------------------------------------------------------------------------------------------------------------------



(a) RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.
(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c) Portfolio manager began managing the fund after its fiscal year end; therefore reporting is provided as of April 30, 2010.
(d) Portfolio manager began managing the fund after its fiscal year end; therefore reporting is provided as of Dec. 31, 2009.
(e) Portfolio manager began managing the fund after its fiscal year end; therefore reporting is provided as of March 31, 2010.
(f) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

The rest of this section remains the same.

*Valid until next update.